FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 46,506	$ 44,392
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	5,921	3,641
Recurring fair value measurement | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	5,616	3,572
Recurring fair value measurement | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	305	69
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	0	0
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [line items]
Assets	5,188	3,314
Recurring fair value measurement | Cash and equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	5,188	3,314
Recurring fair value measurement | Cash and equivalents | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Cash and equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments [Member]
Disclosure of fair value measurement of assets [line items]
Assets	428	258
Recurring fair value measurement | Other investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	428	258
Recurring fair value measurement | Other investments [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Assets	40	1
Recurring fair value measurement | Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Derivatives | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	40	1
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [line items]
Assets	265	68
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	265	68
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0